CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Dividends paid per share (in dollars per share)	$ 0.24	$ 0.24
Stock repurchased, shares		474,034